Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues, net	$ 39,466			$ 22,870			$ 119,769	$ 59,921	$ 93,194	$ 65,796
Operating expenses:
Marketing expenses									54,611	39,501
Sales and other expenses, including non-employee stock-based compensation of $172, $7, $178, and $9 respectively	3,305			2,083			9,683	6,420	11,165	14,434
Personnel expenses, including stock-based compensation of $55,064, $75, $55,219, and $3,844 respectively	59,807			5,253			71,131	17,915	23,422	20,658
General and administrative expenses	2,337			1,794			6,802	4,709	7,455	7,736
Information technology expenses	1,176			1,028			3,639	3,141	4,058	3,255
Provision for doubtful accounts receivable and contract assets	211			(606)			297	987	1,874	4,655
Depreciation and amortization	2,963			3,252			8,549	9,772	12,861	11,414
Restructuring expense	2,130			0			2,130	0
Total operating expenses	96,227			26,250			175,548	77,465	115,446	101,653
Loss from operations	(56,761)			(3,380)			(55,779)	(17,544)	(22,252)	(35,857)
Other income (expense):
Interest income	28			129			289	381	505	508
Interest expense	(7,157)			(6,066)			(19,987)	(17,428)	(23,683)	(20,410)
Gain on extinguishment of PPP loan	0			4,292			2,009	4,292
Changes in fair value of warrant liability	683			0			683	0
Other income (expense), net	(1,080)			872			(316)	837	980	(17)
Total other expense, net	(7,526)			(773)			(17,322)	(11,918)	(16,330)	(19,919)
Loss before income taxes	(64,287)			(4,153)			(73,101)	(29,462)	(38,582)	(55,776)
Provision for income taxes	(321)			(115)			(611)	(235)	(323)	14,042
Net loss	$ (64,608)	$ (2,113)	$ (6,991)	$ (4,268)	$ (13,078)	$ (12,351)	$ (73,712)	$ (29,697)	(38,905)	(41,734)
Net loss attributable per share to common stockholders:
Net loss attributable per share to common stockholders, basic (in dollars per share)	$ (0.89)			$ (0.07)			$ (1.14)	$ (0.49)
Net loss attributable per share to common stockholders, diluted (in dollars per share)	$ (0.89)			$ (0.07)			$ (1.14)	$ (0.49)
Basic and diluted
Basic weighted average shares outstanding (in shares)	72,462,512			60,800,000			64,730,224	60,800,000
Diluted weighted average shares outstanding (in shares)	72,462,512			60,800,000			64,730,224	60,800,000
Statement of Comprehensive Income [Abstract]
Net loss	$ (64,608)	(2,113)	(6,991)	$ (4,268)	(13,078)	(12,351)	$ (73,712)	$ (29,697)	(38,905)	(41,734)
Other comprehensive loss, net of tax:
Loss on currency translation adjustment	$ (158)	$ 57	$ (229)	$ (69)	$ (31)	$ (61)	$ (330)	$ (161)	(311)	1
Comprehensive loss									$ (39,216)	$ (41,733)